SALE OF UNREGISTERED SECURITIES (Details) (USD $)	9 Months Ended		1 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Apr. 09, 2014 Common Stock [Member]	Sep. 30, 2014 Common Stock [Member]
Issuance of common stock (in shares)			1,615,000
Issuance of common stock			$ 1,615,000
Proceeds from the sale of common stock	$ 1,615,000			$ 1,615,000